Condensed Balance Sheets (Parenthetical)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2021 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Over-Allotment Option [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	978,750
Over-Allotment Option [Member] | Founder Share [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	3,750
Series A common stock [Member]
Temporary equity, shares issued	30,000,000	3,435,692	0
Temporary equity, shares outstanding	30,000,000	3,435,692	0
Temporary equity, redemption price per share | $ / shares	$ 10.3	$ 10.64	$ 10.3
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	0	7,499,999	0
Common stock, shares outstanding	0	7,499,999	0
Series B common stock [Member]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	7,500,000	1	7,503,750
Common stock, shares outstanding	7,500,000	1	7,503,750